Loss per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	343,035	358,677	224,055
Warrants [member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	26,000	26,000	26,000
Restricted ordinary shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	10,337	21,635	32,452
Share options [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	48,592	54,937	53,096
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	132,432	131,765	64,752
Shares committed under ESPP [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	4,224	2,890	0
Options To Swap the Shares In GHL Subsidiaries for GHL Class A Ordinary Shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	121,450	121,450	47,755